SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	May 22, 2012 2012 Incentive Compensation Plan	May 22, 2012 2012 Incentive Compensation Plan Stock Options
Nature of Operations
Maximum secured leases to commercial and government bodies as a percentage of Commercial loan portfolio					1.00%
Maximum percentage of the entity's business activity with Canadian customers denominated in Canadian dollars					1.00%
Number of reportable operating segments					1
Cash and Cash Equivalents
Number of days for which federal funds are purchased and sold					1 day
Interest Income and Fees on Loans
Minimum commitment period required before loan commitment fees or costs are deferred					1 year
Stock Compensation Plans
Total authorized share balance								575,000	392,152
Computation of basic and diluted earnings per share
Net income (in dollars)	$ 806	$ 1,260	$ 1,466	$ 2,073	$ 5,937	$ 7,087	$ 2,218
Preferred stock dividends and accretion of discount (in dollars)		63		200	308	629	766
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 806	$ 1,197	$ 1,466	$ 1,873	$ 5,629	$ 6,458	$ 1,452
Weighted average shares outstanding	5,527,690	5,556,133	5,529,290	5,557,842	5,558,313	4,285,043	3,419,736
Effect of dilutive stock options, vesting of restricted stock units, and common stock warrants outstanding (in shares)					91,745		80,468
Diluted weighted average shares outstanding	5,555,663	5,556,133	5,623,192	5,557,842	5,650,058	4,285,043	3,500,204
Income per common share:
Basic (in dollars per share)	$ 0.15	$ 0.22	$ 0.27	$ 0.34	$ 1.01	$ 1.51	$ 0.42
Diluted (in dollars per share)	$ 0.14	$ 0.22	$ 0.26	$ 0.34	$ 1.00	$ 1.51	$ 0.41